Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
August 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT1-1026
1.9904865.104
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Brambles Ltd	171,676	2,402,796
BELGIUM - 1.2%
Health Care - 1.2%
Biotechnology - 0.6%
Argenx SE ADR (a)	3,600	3,713,976
Pharmaceuticals - 0.6%
UCB SA	15,875	3,970,047
TOTAL BELGIUM		7,684,023
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	29,180	4,398,002
CANADA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	14,771	3,885,681
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	60,700	3,322,017
CHINA - 1.0%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	289,800	3,198,768
Industrials - 0.5%
Electrical Equipment - 0.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	57,155	3,092,184
TOTAL CHINA		6,290,952
ITALY - 1.0%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	35,123	3,582,803
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	22,600	3,158,957
TOTAL ITALY		6,741,760
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	167,300	3,498,843
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV depository receipt	1,900	3,222,419
NXP Semiconductors NV	15,731	3,533,812

TOTAL NETHERLANDS		6,756,231
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,747	6,540,044
UNITED KINGDOM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	23,471	3,806,844
UNITED STATES - 87.0%
Communication Services - 5.5%
Interactive Media & Services - 5.5%
Alphabet Inc Class A	104,108	35,329,050
Consumer Discretionary - 9.9%
Automobiles - 0.6%
Tesla Inc (a)	9,900	3,642,704
Broadline Retail - 4.4%
Amazon.com Inc (a)	109,863	28,539,112
Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings Inc	18,113	5,728,780
Starbucks Corp	41,000	4,356,250
Viking Holdings Ltd (a)	42,600	3,669,564
		13,754,594
Household Durables - 1.3%
PulteGroup Inc	27,035	3,415,061
SharkNinja Inc (a)	25,500	4,908,495
		8,323,556
Specialty Retail - 0.6%
Ross Stores Inc	16,800	3,839,472
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp (a)	29,800	2,594,984
Ralph Lauren Corp Class A	8,700	3,018,030
		5,613,014
TOTAL CONSUMER DISCRETIONARY		63,712,452
Consumer Staples - 6.0%
Beverages - 2.2%
Coca-Cola Co/The	105,903	9,390,419
Keurig Dr Pepper Inc	156,400	4,982,904
		14,373,323
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc	4,900	3,685,829
Dollar Tree Inc (a)	26,200	3,316,658
US Foods Holding Corp (a)	39,400	4,130,696
		11,133,183
Household Products - 0.8%
Procter & Gamble Co/The	34,000	4,934,080
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	44,500	4,552,350
Kenvue Inc	191,600	3,617,408
		8,169,758
TOTAL CONSUMER STAPLES		38,610,344
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	13,468	3,928,481
ConocoPhillips	37,100	4,915,379
TOTAL ENERGY		8,843,860
Financials - 9.2%
Banks - 4.6%
Bank of America Corp	128,810	7,978,491
JPMorgan Chase & Co	41,400	14,739,229
Wells Fargo & Co	78,252	6,760,190
		29,477,910
Capital Markets - 1.1%
Bank of New York Mellon Corp/The	45,800	7,386,624
Financial Services - 1.4%
Mastercard Inc Class A	14,993	8,835,525
Insurance - 2.1%
Arthur J Gallagher & Co	26,590	6,970,569
Chubb Ltd	19,276	6,526,853
		13,497,422
TOTAL FINANCIALS		59,197,481
Health Care - 10.6%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	14,115	3,397,339
Biogen Inc (a)	16,200	3,509,730
Gilead Sciences Inc	44,166	6,463,253
Insmed Inc (a)	20,800	2,533,856
		15,904,178
Health Care Equipment & Supplies - 0.6%
TransMedics Group Inc (a)	43,105	3,658,321
Health Care Providers & Services - 2.0%
BrightSpring Health Services Inc (a)	65,600	3,831,040
CVS Health Corp	43,000	4,038,130
Ensign Group Inc/The	18,300	3,152,358
UnitedHealth Group Inc	4,956	1,929,916
		12,951,444
Life Sciences Tools & Services - 2.2%
Danaher Corp	23,084	4,929,819
Thermo Fisher Scientific Inc	15,155	9,352,151
		14,281,970
Pharmaceuticals - 3.3%
Elanco Animal Health Inc (a)	176,100	4,212,312
Eli Lilly & Co	11,817	13,669,078
Viatris Inc	199,600	3,295,396
		21,176,786
TOTAL HEALTH CARE		67,972,699
Industrials - 11.0%
Aerospace & Defense - 1.2%
Boeing Co (a)	17,969	3,733,599
Howmet Aerospace Inc	15,401	3,772,475
		7,506,074
Building Products - 1.1%
Tecnoglass Holdings Inc	59,160	2,348,652
Trane Technologies PLC	10,377	4,611,539
		6,960,191
Commercial Services & Supplies - 1.1%
Clean Harbors Inc (a)	11,200	3,530,800
Republic Services Inc	17,100	3,777,732
		7,308,532
Construction & Engineering - 1.6%
Comfort Systems USA Inc	2,200	3,400,364
Granite Construction Inc	27,700	3,339,512
Quanta Services Inc	6,025	3,657,717
		10,397,593
Electrical Equipment - 2.8%
Bloom Energy Corp Class A (a)	17,000	3,507,100
Eaton Corp PLC	10,622	4,268,769
GE Vernova Inc	8,050	7,233,167
Nextpower Inc (a)	30,300	2,485,509
		17,494,545
Machinery - 2.7%
Cummins Inc	10,700	6,039,080
Parker-Hannifin Corp	7,560	7,404,566
Westinghouse Air Brake Technologies Corp	14,013	4,006,737
		17,450,383
Trading Companies & Distributors - 0.5%
United Rentals Inc	3,300	3,425,400
TOTAL INDUSTRIALS		70,542,718
Information Technology - 29.7%
Communications Equipment - 1.7%
Cisco Systems Inc	59,100	6,529,959
Motorola Solutions Inc	8,700	4,222,110
		10,752,069
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp (a)	12,000	3,333,960
IT Services - 0.6%
Twilio Inc Class A (a)	15,200	3,581,576
Semiconductors & Semiconductor Equipment - 12.1%
First Solar Inc (a)	11,800	2,382,420
Intel Corp (a)	70,500	6,310,455
Lam Research Corp	25,567	7,708,195
Micron Technology Inc	14,084	13,502,753
NVIDIA Corp	217,840	48,094,715
		77,998,538
Software - 6.1%
Microsoft Corp	70,307	35,666,038
Synopsys Inc (a)	8,000	3,516,720
		39,182,758
Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc	135,850	43,044,073
Dell Technologies Inc Class C	17,000	7,752,170
Western Digital Corp	11,300	5,091,215
		55,887,458
TOTAL INFORMATION TECHNOLOGY		190,736,359
Materials - 1.8%
Chemicals - 0.7%
Corteva Inc	47,897	4,053,523
Construction Materials - 0.6%
James Hardie Industries PLC (a)	127,473	3,787,223
Metals & Mining - 0.5%
Steel Dynamics Inc	14,700	3,419,514
TOTAL MATERIALS		11,260,260
Real Estate - 1.4%
Health Care REITs - 0.8%
Welltower Inc	21,219	5,012,777
Industrial REITs - 0.6%
Prologis Inc	29,900	4,183,608
TOTAL REAL ESTATE		9,196,385
Utilities - 0.5%
Electric Utilities - 0.5%
Constellation Energy Corp	12,772	3,509,362
TOTAL UNITED STATES		558,910,970
TOTAL COMMON STOCKS (Cost $477,892,048)		614,238,163

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $27,546,142)	3.69	27,541,069	27,546,577

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $505,438,190)	641,784,740
NET OTHER ASSETS (LIABILITIES) - 0.1%	689,895
NET ASSETS - 100.0%	642,474,635

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	22,072,254	83,168,810	77,693,668	178,599	(1,254)	435	27,546,577	27,541,069
	22,072,254	83,168,810	77,693,668	178,599	(1,254)	435	27,546,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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